February 1, 2017

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

The Zweig Fund, Inc.

- Registration Statement on Form N-14

CIK 0000812090

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of The Zweig Fund, Inc. (the “Fund”). This filing relates to the acquisition of the assets of Virtus Total Return Fund by and in exchange for shares of the Fund, and reflects certain changes made in response to comments received from the staff of the Securities and Exchange Commission regarding the initial Registration Statement on Form N-14 which was filed on December 7, 2016 (Accession No. 0001571049-16-020409).

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	William Renahan, Esq. Ann Flood